As filed with the Securities and Exchange Commission on August 29, 1997

                       Registration No. 333-25571/811-4025

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933


                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. __1__ [X]

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                        AMERICAN CENTURY MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street,
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 415-965-8300

                                 Douglas A. Paul
                  Vice President and Associate General Counsel
                  1665 Charleston Road, Mountain View, CA 94043
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  On or after August 29, 1997.

It is proposed that this filing will become immediately pursuant to Rule 485(b) under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-91229, 811-4025) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended May 31, 1997.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 is being filed pursuant to an undertaking to file executed opinions of tax counsel pursuant to the reorganizations contemplated by the Registration Statement concurrent with or prior to the closing of the reorganizations. This Post-Effective Amendment makes no other changes to Form N-14, as filed with the Commission on April 21, 1997, and hereby incorporates herein by reference Part A and Part B from such Registration Statement.

Part C   Other Information.

Item 16  Exhibits.

         The following Exhibit is hereby added by this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14:

     (12) Opinions   and   Consents  of  Counsel  as  to  the  tax  matters  and
          consequences to shareholders is included herein.

          (a) with respect to the Intermediate-Term Tax-Exempt Fund, a portfolio of American Century Mutual Funds, Inc., in connection with its reorganization into the Intermediate-Term Tax-Free Fund, a portfolio of the Registrant;

          (b) with respect to the Long-Term Tax Exempt Fund, a portfolio of American Century Mutual Funds, Inc., in connection with its reorganization into the Long-Term Tax-Free Fund, a portfolio of the Registrant;

          (c) with respect to the Limited-Term Tax-Exempt Fund, a portfolio of American Century Mutual Funds, Inc., in connection with its reorganization into the Long-Term Tax-Free Fund, a portfolio of the Registrant;

     (16) Power of Attorney dated February 28, 1997, is filed herein.

SIGNATURES


         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed on behalf of the Registrant, in the City of Mountain View, State of California, on the 19th day of August, 1997.


                        AMERICAN CENTURY MUNICIPAL TRUST
                                   Registrant

                               /s/ Douglas A. Paul
                                   Douglas A. Paul
                                   Vice President and Associate General Counsel

         As  required  by  the  Securities   Act  of  1933,  as  amended,   this
Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                  Title                               Date

*/s/James M. Benham                 Chairman of the Board of Trustees,          August 29, 1997
---------------------------         President, and
James M. Benham                     Chief Executive Officer

*/s/Albert A. Eisenstat             Trustee                                     August 29, 1997
---------------------------
Albert A. Eisenstat

*/s/Ronald J. Gilson                Trustee                                     August 29, 1997
---------------------------
Ronald J. Gilson

*/s/Myron S. Scholes                Trustee                                     August 29, 1997
---------------------------
Myron S. Scholes

*/s/Kenneth E. Scott                Trustee                                     August 29, 1997
---------------------------
Kenneth E. Scott

*/s/Isaac Stein                     Trustee                                     August 29, 1997
---------------------------
Isaac Stein

*/s/James E. Stowers, III           Trustee                                     August 29, 1997
---------------------------
James E. Stowers, III

*/s/Jeanne D. Wohlers               Trustee                                     August 29, 1997
---------------------------
Jeanne D. Wohlers

*/s/Maryanne Roepke                 Chief Financial Officer,                    August 29, 1997
---------------------------                Treasurer
Maryanne Roepke

* By      /s/Douglas A. Paul
             Douglas A. Paul, Attorney in Fact
             Pursuant to a Power of Attorney dated February 28, 1997